Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations
3.	BUSINESS COMBINATIONS
Business combinations in 2018:
During the year ended December 31, 2018, the Company completed several business combinations, to complement its existing businesses and achieve synergies. The acquired entities individually and in aggregate were insignificant. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

RMB
(In millions)
Purchase consideration	2,378

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,545
Intangible assets, net	1,424
Deferred tax liabilities	(292)
Pre-existing equity interests	(1,651)
Noncontrolling interests	(1,312)
Redeemable non-controlling interests (Note 17)	(698)
Goodwill	3,362

2,378

The aggregate purchase price allocation includes acquisition of certain acquirees
, which were equity method
investees
of the Company prior to the acquisitions. In aggregate, a
re-measurement
gain relating to the Company’s
pre-existing
equity interest of RMB
630
 million was recognized during the year ended December
31
,
2018
. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees
up to their respective dates of acquisition.
Goodwill, which is
non-deductible
for tax purpose
s
, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees
were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.
Business combinations in 2019:
During the year ended December 31, 2019, the Company completed several business combinations, total purchase consideration in aggregate was RMB1.2 billion (US$168 million), among which RMB978 million (US$140 million) was allocated to goodwill. The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. The acquired entities were considered insignificant, both individually and in aggregate.

Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

	RMB	US$
	(In millions)
Purchase consideration	1,168	168

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	229	33
Intangible assets, net	543	78
Deferred tax liabilities	(134)	(19)
Noncontrolling interests	(266)	(38)
Redeemable non-controlling interests (Note 1 7 )	(182)	(26)
Goodwill	978	140

	1,168	168

Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.
The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third-party valuation firms. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing
equity method investments or noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flow (c) financial multiple of companies in the same industry and (d) adjustment for lack of control or lack of marketability.